Cover	Apr. 13, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40473
Entity Registrant Name	Blue Safari Group Acquisition Corp.
Entity Central Index Key	0001853084
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun's Group Center
Entity Address, Address Line Two	29 Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9258 9728
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value and one right to receive one-tenth of one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, no par value, and one Right to acquire one-tenth (1/10) of a Class A Ordinary Share
Trading Symbol	BSGAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BSGA
Security Exchange Name	NASDAQ
Rights included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each entitling the holder thereof to receive one-tenth of one Class A Ordinary Share
Trading Symbol	BSGAR
Security Exchange Name	NASDAQ